John Deere Owner Trust 2017-B	EXHIBIT 99.2
Statement to Certificateholders

$200,000,000 Class A-1 1.35000% Asset Backed Notes due July 16, 2018
$230,000,000 Class A-2A 1.59% Asset Backed Notes due April 15, 2020
$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020
$250,000,000 Class A-3 1.82% Asset Backed Notes due October 15, 2021
$87,230,000 Class A-4 2.11% Asset Backed Notes due July 15, 2024
$21,980,529 Overcollateralization

One-Month LIBOR as of the LIBOR Determination Date:	N/A
Class A-2B interest rate:	N/A

Payment Date:	15-Jan-20

(1)	Amount of principal being paid or distributed:

(a)	Class A-1 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(b)	Class A-2A Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c)	Class A-2B Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d)	Class A-3 Notes:	$16,458,295.95
per $1,000 original principal amount:	$65.83

(e)	Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(g)	Total:	$16,458,295.95

(2)	(a)	Amount of interest being paid or distributed:

(i)	Class A-1 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(ii)	Class A-2A Notes:	$0.00
per $1,000 original principal amount:	$0.00

(iii)	Class A-2B Notes:	$0.00
per $1,000 original principal amount:	$0.00

(iv)	Class A-3 Notes:	$182,020.35
per $1,000 original principal amount:	$0.73

(v)	Class A-4 Notes:	$153,379.42
per $1,000 original principal amount:	$1.76

(vi)	Total:	$335,399.77

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$214,540,938.95

(b)	Note Value at end of related Collection Period:	$212,765,647.81

(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$21,980,529.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$0.00
		(ii)	A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$0.00
		(ii)	A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$103,555,118.71
		(ii)	A-3 Note Pool Factor:	0.4142205

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$192,681.32
		(i)	per $1,000 original principal amount:	$0.21
	(b)	Amount of Servicing Fee earned:		$192,681.32
	(c)	Amount of Servicing Fee paid:		$192,681.32
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$325,397.17

(11)	(i)	Amount in Reserve Account:		$8,792,105.00
	(ii)	Specified Reserve Account Balance:		$8,792,105.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,564,263.17
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.13%

(13)	(i)	Aggregate amount of net losses for the collection period:		$139,943.91
	(ii)	Cumulative amount of net losses:		$2,133,354.68
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.23%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$274,611.20
		(ii)	% of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
	(i)	Aggregate Principal Balance of related Receivables:	0.00%
	(ii)	% of Pool Balance: